UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Common Stock — 93.9%
Aerospace & Defense — 1.7%
213,900	Moog, Inc. — Class A1,2	$9,172,032

Computer Services & Software — 5.2%
532,500	ACI Worldwide, Inc.[1,2]	9,329,400
610,500	Informatica Corp.[1]	7,930,395
1,095,013	SkillSoft PLC, ADR[1,3,4]	11,453,836

		28,713,631

Consumer Discretionary — 4.6%
Leisure Equipment & Products — 2.4%
909,200	Callaway Golf Co.	12,792,444

Restaurants — 2.2%
1,153,400	CKE Restaurants, Inc.	12,226,040

Total Consumer Discretionary		25,018,484

Electric, Gas, Water & Utilities — 4.5%
506,700	Cleco Corp.	12,794,175
295,564	El Paso Electric Co.[1]	6,206,844
230,900	NorthWestern Corp.	5,802,517

		24,803,536

Finance & Insurance — 22.4%
Asset Management — 1.1%
660,900	Boston Private Financial Holdings, Inc.[2]	5,776,266

Commercial Banks — 7.0%
1,134,400	CVB Financial Corp.[2]	15,768,160
1,470,347	First Horizon National Corp.[2]	13,968,294
416,210	Valley National Bancorp[2]	8,723,762

		38,460,216

Insurance Carriers — 4.0%
518,600	Max Capital Group Ltd.	12,047,078
344,300	Protective Life Corp.	9,815,993

		21,863,071

Savings, Credit, & Other Financial Institutions — 10.3%
762,600	Astoria Financial Corp.[2]	15,808,698
1,095,000	Brookline Bancorp, Inc.	14,005,050
1,151,300	Investors Bancorp, Inc.[1]	17,327,065
624,800	NewAlliance Bancshares, Inc.	9,390,744

		56,531,557

Total Finance & Insurance		122,631,110

Healthcare — 7.8%
Healthcare - Equipment — 6.0%
387,400	Cooper Cos., Inc. (The)[2]	13,466,024
430,100	Cyberonics, Inc.[1,2]	7,311,700
210,450	Edwards Lifesciences Corp.[1,2]	12,155,592

		32,933,316

Pharmaceuticals — 1.8%
373,900	BioMarin Pharmaceutical, Inc.[1,2]	9,904,611

Total Healthcare		42,837,927

Manufacturing — 20.0%
Auto Parts & Equipment — 0.4%
340,750	Commercial Vehicle Group, Inc.[1],2	2,422,732

Chemical & Allied Products — 1.9%
401,900	Rockwood Holdings, Inc.[1]	10,312,754

Containers & Packaging — 3.4%
280,821	Greif, Inc. — Class A	18,427,474

Diversified Manufacturing Industries — 2.6%
706,400	Barnes Group, Inc.[2]	14,283,408

Electronic Components & Equipment — 2.1%
623,300	Checkpoint Systems, Inc.[1]	11,730,506

Food & Beverage — 6.2%
703,700	Lance, Inc.	15,966,953
265,900	Ralcorp Holdings, Inc.[1]	17,924,319

		33,891,272

Misc. Industrial Machinery & Equipment — 1.4%
166,794	Kaydon Corp.[2]	7,515,738

Telecommunications Equipment — 2.0%
1,451,300	Arris Group, Inc.[1]	11,218,549

Total Manufacturing		109,802,433

Oil & Gas — 4.0%
535,300	Brigham Exploration Co.[1]	5,882,947
137,645	Range Resources Corp.	5,900,841
109,300	Unit Corp.[1]	5,445,326
187,500	Willbros Group, Inc.[1,2]	4,968,750

		22,197,864

Real Estate Investment Trusts — 1.7%
616,000	DuPont Fabros Technology, Inc.	9,394,000

Services — 11.4%
Business Services — 4.3%
416,615	G & K Services, Inc. — Class A	13,769,126
536,200	Korn/Ferry International[1]	9,555,084

		23,324,210

Commercial Services — 6.0%
747,400	GEO Group, Inc. (The)[1]	15,104,954
1,004,700	TeleTech Holdings, Inc.[1]	12,498,468
497,100	Ticketmaster[1]	5,333,883

		32,937,305

Sanitary Services — 1.1%
512,360	Casella Waste Systems, Inc. — Class A1	6,015,106

Total Services		62,276,621

Transportation — 2.9%
Marine — 0.9%
133,020	Kirby Corp.[1,2]	5,046,779

Trucking — 2.0%
245,800	Con-way, Inc.[2]	10,842,238

Total Transportation		15,889,017

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Wholesale & Retail Trade — 7.7%
Retail Apparel & Accessory Stores — 5.2%
574,300	Brown Shoe Co., Inc.	$9,407,034
818,000	Dress Barn, Inc.[1,2]	12,507,220
487,000	DSW, Inc. — Class A1,2	6,671,900

		28,586,154

Wholesale Miscellaneous — 2.5%
1,877,600	Brightpoint, Inc.[1]	13,518,720

Total Wholesale & Retail Trade		42,104,874

Total Common Stock (Cost $510,148,231)		514,841,529

Short-Term Investments — 6.2%
17,000,427	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	17,000,427
17,000,427	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	17,000,427

Total Short-Term Investments (Cost $34,000,854)		34,000,854

Par/Shares		Value
U.S. Treasury Obligations — 1.2%
$ 1,500,000	U.S. Treasury Bills, 1.61%, 10/02/08[2]	$1,499,936
1,500,000	U.S. Treasury Bills, 1.58%, 10/09/08[2]	1,499,485
1,500,000	U.S. Treasury Bills, 0.30%, 10/16/08[2]	1,499,812
1,500,000	U.S. Treasury Bills, 0.35%, 10/23/08	1,499,679
50,000	U.S. Treasury Bills, 1.70%, 10/30/08[2]	49,981
50,000	U.S. Treasury Bills, 2.35%, 12/18/08	49,970
150,000	U.S. Treasury Bills, 2.06%, 01/08/09[2]	149,582

Total U.S. Treasury Obligations (Cost $6,247,779)		6,248,445

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.3% (Cost $550,396,864)		555,090,828

Short-Term Investments Held As Collateral For Loaned Securities — 21.6%
Institutional Money Market Trust
118,481,679	Institutional Money Market Trust (Cost $118,481,679)	118,481,679

Total Investments — 122.9% (Cost $668,878,543)[5]		673,572,507	[6]
Liabilities in Excess of Other Assets — (22.9%)		(125,334,991)

Total Net Assets — 100.0%		$548,237,516

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]

The cost for Federal income tax purposes was $674,415,857. At September 30, 2008, net unrealized depreciation was $843,350. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $55,306,097, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $56,149,447.

[6]

At September 30, 2008, the value of securities on loan for the Small Cap Value Fund was $117,689,719. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Fund has adopted SFAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$667,324,062
Level 2 — Other Significant Observable Inputs	6,248,445
Level 3 — Significant Unobservable Inputs	—

Total	$673,572,507

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Common Stock — 96.9%
Aerospace & Defense — 4.7%
156,300	Goodrich Corp.	$6,502,080
142,100	Moog, Inc. — Class A1	6,093,248

		12,595,328

Computer Services & Software — 5.3%
193,000	BMC Software, Inc.[1]	5,525,590
319,540	Parametric Technology Corp.[1]	5,879,536
149,690	Teradata Corp.[1]	2,918,955

		14,324,081

Consumer Discretionary — 3.4%
Leisure Equipment & Products — 1.8%
338,600	Callaway Golf Co.	4,764,102

Restaurants — 1.6%
211,800	Jack in the Box, Inc.[1]	4,468,980

Total Consumer Discretionary		9,233,082

Consumer Products — 0.5%
80,800	Newell Rubbermaid, Inc.	1,394,608

Electric, Gas, Water & Utilities — 5.0%
567,400	CMS Energy Corp.	7,075,478
150,000	Northeast Utilities	3,847,500
117,100	Pepco Holdings, Inc.	2,682,761

		13,605,739

Finance & Insurance — 19.2%
Commercial Banks — 6.1%
43,819	Bank of Hawaii Corp.	2,342,126
773,689	First Horizon National Corp.[2]	7,350,046
92,500	UnionBanCal Corp.	6,779,325

		16,471,497

Insurance Carriers — 1.8%
170,800	Protective Life Corp.	4,869,508

Savings, Credit, & Other Financial Institutions — 9.2%
400,900	Astoria Financial Corp.[2]	8,310,657
435,180	People’s United Financial, Inc.	8,377,215
474,000	Sovereign Bancorp, Inc.	1,872,300
493,800	TFS Financial Corp.[2]	6,182,376

		24,742,548

State & National Banks — 2.1%
714,900	Huntington Bancshares, Inc.[2]	5,712,051

Total Finance & Insurance		51,795,604

Healthcare — 13.3%
Healthcare - Equipment — 10.2%
84,300	C.R. Bard, Inc.	7,997,541
198,400	Cooper Cos., Inc. (The)[2]	6,896,384
106,800	Edwards Lifesciences Corp.[1]	6,168,768
338,400	Hologic, Inc.[1]	6,541,272

		27,603,965

Healthcare - Supplies — 1.2%
47,600	Millipore Corp.[1]	3,274,880

Pharmaceuticals — 1.9%
192,200	BioMarin Pharmaceutical, Inc.[1,2]	5,091,378

Total Healthcare		35,970,223

Manufacturing — 22.8%
Auto Parts & Equipment — 1.8%
137,733	WABCO Holdings, Inc.	4,895,031

Chemical & Allied Products — 3.1%
67,700	Lubrizol Corp.	2,920,578
212,100	Rockwood Holdings, Inc.[1]	5,442,486

		8,363,064

Containers & Packaging — 4.7%
99,700	Greif, Inc. — Class A	6,542,314
244,200	Pactiv Corp.[1]	6,063,486

		12,605,800

Electronic Components & Equipment — 3.4%
124,800	Amphenol Corp. — Class A	5,009,472
167,200	Avnet, Inc.[1]	4,118,136

		9,127,608

Food & Beverage — 4.5%
105,500	McCormick & Co., Inc.	4,056,475
122,100	Ralcorp Holdings, Inc.[1]	8,230,761

		12,287,236

Metal Products — 0.7%
72,000	Carpenter Technology Corp.	1,846,800

Misc. Industrial Machinery & Equipment — 1.5%
93,100	Kaydon Corp.[2]	4,195,086

Semiconductors — 3.1%
778,440	LSI Corp.[1]	4,172,438
607,000	ON Semiconductor Corp.[1,2]	4,103,320

		8,275,758

Total Manufacturing		61,596,383

Oil & Gas — 7.5%
185,900	Dresser-Rand Group, Inc.[1]	5,850,273
83,300	Exterran Holdings, Inc.[1]	2,662,268
158,300	ONEOK, Inc.	5,445,520
89,400	Pride International, Inc.[1]	2,647,134
86,000	Questar Corp.	3,519,120

		20,124,315

Services — 7.7%
Business Services — 6.7%
68,700	Alliance Data Systems Corp.[1]	4,354,206
79,000	Dun & Bradstreet Corp. (The)	7,454,440
182,500	Fidelity National Information Services, Inc.	3,368,950

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Services — (continued)
Business Services — (continued)
63,500	Manpower, Inc.	$2,740,660

		17,918,256

Printing & Publishing — 1.0%
113,600	R.R. Donnelley & Sons Co.	2,786,608

Total Services		20,704,864

Transportation — 2.1%
125,500	Con-way, Inc.	5,535,805

Wholesale & Retail Trade — 5.4%
Retail Apparel & Accessory Stores — 1.7%
304,900	Dress Barn, Inc.[1]	4,661,921

Retail Department Stores — 1.7%
133,800	J. C. Penney Co., Inc.	4,460,892

Specialty Retail Stores — 2.0%
148,700	Dollar Tree, Inc.[1]	5,406,732

Total Wholesale & Retail Trade		14,529,545

Total Common Stock (Cost $271,891,312)		261,409,577

Short-Term Investments — 4.4%
5,895,015	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	5,895,015
5,895,014	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	5,895,014

Total Short-Term Investments (Cost $11,790,029)		11,790,029

Par/Shares		Value
U.S. Treasury Obligations — 2.2%
$ 250,000	U.S. Treasury Bills, 1.50%, 10/02/08[2]	$249,989
1,250,000	U.S. Treasury Bills, 1.54%, 10/02/08[2]	1,249,947
1,250,000	U.S. Treasury Bills, 1.58%, 10/09/08[2]	1,249,571
1,500,000	U.S. Treasury Bills, 0.30%, 10/16/08[2]	1,499,812
1,250,000	U.S. Treasury Bills, 0.35%, 10/23/08	1,249,733
50,000	U.S. Treasury Bills, 1.70%, 10/30/08[2]	49,939
200,000	U.S. Treasury Bills, 2.35%, 12/18/08	199,879
300,000	U.S. Treasury Bills, 2.06%, 01/08/09[2]	299,164

Total U.S. Treasury Obligations (Cost $6,046,366)		6,048,034

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 103.5% (Cost $289,727,707)		279,247,640

Short-Term Investments Held As Collateral For Loaned Securities — 10.5%
Institutional Money Market Trust
28,451,897	Institutional Money Market Trust
(Cost $28,451,897)		28,451,897

Total Investments — 114.0% (Cost $318,179,604)[3]		307,699,537	[4]
Liabilities in Excess of Other Assets — (14.0%)		(37,876,079)

Total Net Assets — 100.0%		$269,823,458

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $320,824,447 . At September 30, 2008, net unrealized depreciation was $13,124,910. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $14,447,795, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $27,572,705.

[4]

At September 30, 2008, the value of securities on loan for the Small/Mid Cap Value Fund was $28,623,182. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Fund has adopted SFAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$301,651,503
Level 2 — Other Significant Observable Inputs	6,048,034
Level 3 — Significant Unobservable Inputs	—

Total	$307,699,537

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Common Stock — 96.3%
Advertising — 1.7%
1,625,500	Omnicom Group, Inc.	$62,679,280

Aerospace & Defense — 2.6%
2,053,800	Goodrich Corp.	85,438,080
208,100	Raytheon Co.	11,135,431

		96,573,511

Computer Services & Software — 9.5%
2,475,200	BMC Software, Inc.[1]	70,864,976
2,043,500	Computer Sciences Corp.[1]	82,128,265
2,114,900	Electronic Arts, Inc.[1]	78,230,151
4,187,900	Parametric Technology Corp.[1]	77,057,360
2,136,100	Teradata Corp.[1]	41,653,950

		349,934,702

Consumer Discretionary — 1.0%
1,248,800	Darden Restaurants, Inc.	35,753,144

Electric, Gas, Water & Utilities — 8.7%
1,399,500	Allegheny Energy, Inc.	51,459,615
5,481,204	CMS Energy Corp.	68,350,614
2,128,000	PPL Corp.	78,778,560
1,346,600	Sempra Energy	67,962,902
1,218,700	Wisconsin Energy Corp.	54,719,630

		321,271,321

Finance & Insurance — 17.9%
Asset Management — 4.7%
3,285,500	Bank of New York Mellon Corp. (The)[2]	107,041,590
2,616,100	Invesco Ltd.	54,885,778
144,150	Northern Trust Corp.	10,407,630

		172,334,998

Commercial Banks — 2.5%
1,289,300	UnionBanCal Corp.	94,492,797

Insurance Carriers — 5.1%
1,121,400	Assurant, Inc.	61,677,000
1,173,600	Lincoln National Corp.[2]	50,241,816
2,377,300	Marsh & McLennan Cos., Inc.	75,503,048

		187,421,864

Savings, Credit, & Other Financial Institutions — 3.2%
6,072,434	People’s United Financial, Inc.	116,894,354

State & National Banks — 2.4%
4,577,900	Fifth Third Bancorp[2]	54,477,010
2,979,600	KeyCorp	35,576,424

		90,053,434

Total Finance & Insurance		661,197,447

Healthcare — 8.0%
Healthcare - Equipment — 5.3%
1,135,950	C.R. Bard, Inc.	107,767,577
4,590,500	Hologic, Inc.[1]	88,734,365

		196,501,942

Healthcare - Supplies — 1.2%
621,800	Millipore Corp.[1,2]	42,779,840

Pharmaceuticals — 1.5%
1,148,900	Cardinal Health, Inc.	56,617,792

Total Healthcare		295,899,574

Manufacturing — 28.1%
Apparel — 1.8%
2,653,400	Coach, Inc.[1]	66,441,136

Auto Parts & Equipment — 1.8%
1,851,466	WABCO Holdings, Inc.	65,801,102

Chemical & Allied Products — 1.6%
816,984	Rohm & Haas Co.	57,188,880

Containers & Packaging — 2.1%
3,158,700	Pactiv Corp.[1]	78,430,521

Diversified Manufacturing Industries — 3.0%
1,467,300	Ingersoll-Rand Co. Ltd. — Class A	45,735,741
2,132,600	Textron, Inc.[2]	62,442,528

		108,178,269

Electronic Components & Equipment — 4.9%
1,795,700	Amphenol Corp. — Class A	72,079,398
1,583,300	Avnet, Inc.[1]	38,996,679
2,540,900	Tyco Electronics Ltd.	70,281,294

		181,357,371

Food & Beverage — 7.3%
701,040	Brown-Forman Corp. — Class B	50,341,682
2,223,800	Campbell Soup Co.	85,838,680
1,501,000	H.J. Heinz Co.	75,004,970
1,471,300	McCormick & Co., Inc.	56,571,485

		267,756,817

Games & Toys — 2.2%
4,520,300	Mattel, Inc.	81,546,212

Misc. Industrial Machinery & Equipment — 1.9%
904,300	Precision Castparts Corp.	71,240,754

Semiconductors — 1.5%
10,528,500	LSI Corp.[1,2]	56,432,760

Total Manufacturing		1,034,373,822

Media — 0.5%
673,450	Viacom, Inc. — Class B1	16,728,498

Oil & Gas — 5.4%
2,679,200	BJ Services Co.	51,253,096
444,600	Equitable Resources, Inc.	16,307,928
2,098,400	ONEOK, Inc.	72,184,960
1,405,200	Questar Corp.	57,500,784

		197,246,768

Services — 8.0%
1,152,100	Alliance Data Systems Corp.[1,2]	73,020,098

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Services — (continued)
976,200	Dun & Bradstreet Corp. (The)	$92,114,232
2,950,684	Fidelity National Information Services, Inc.	54,469,627
882,500	Manpower, Inc.	38,088,700
1,444,700	McDermott International, Inc.[1]	36,912,085

		294,604,742

Wholesale & Retail Trade — 4.9%
Retail Department Stores — 1.2%
1,295,400	J. C. Penney Co., Inc.	43,188,636

Specialty Retail Stores — 2.0%
2,035,000	Dollar Tree, Inc.[1]	73,992,600

Wholesale Miscellaneous — 1.7%
1,547,400	Genuine Parts Co.	62,220,954

Total Wholesale & Retail Trade		179,402,190

Total Common Stock (Cost $3,679,592,546)		3,545,664,999

Exchange Traded Funds — 1.3%
111,000	iShares Dow Jones U.S. Financial Sector Index Fund[2]	7,707,840
156,100	iShares Russell Midcap Index Fund[2]	12,825,176
101,900	Midcap SPDR Trust Series I	13,476,275
112,300	Regional Bank HOLDRs Trust[2]	12,128,400

Total Exchange Traded Funds (Cost $55,169,561)		46,137,691

Short-Term Investments — 3.5%
65,193,585	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	65,193,585
65,193,584	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	65,193,584

Total Short-Term Investments (Cost $130,387,169)		130,387,169

Par/Shares		Value
U.S. Treasury Obligations — 1.2%
$ 3,000,000	U.S. Treasury Bills, 1.54%, 10/02/08[2]	$2,999,872
2,000,000	U.S. Treasury Bills, 1.61%, 10/02/08[2]	1,999,915
5,000,000	U.S. Treasury Bills, 1.58%, 10/09/08[2]	4,998,283
5,500,000	U.S. Treasury Bills, 0.30%, 10/16/08[2]	5,499,312
1,500,000	U.S. Treasury Bills, 1.61%, 10/16/08[2]	1,498,992
10,000,000	U.S. Treasury Bills, 0.35%, 10/23/08	9,997,861
5,000,000	U.S. Treasury Bills, 1.70%, 10/30/08[2]	4,993,929
5,000,000	U.S. Treasury Bills, 1.74%, 11/06/08	4,992,561
2,500,000	U.S. Treasury Bills, 1.89%, 11/20/08	2,494,844
2,000,000	U.S. Treasury Bills, 2.35%, 12/18/08	1,998,786
2,500,000	U.S. Treasury Bills, 2.06%, 01/08/09[2]	2,493,035
1,000,000	U.S. Treasury Bills, 1.95%, 01/15/09	997,182
500,000	U.S. Treasury Bills, 2.30%, 07/02/09	493,447

Total U.S. Treasury Obligations (Cost $45,436,276)		45,458,019

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 102.3% (Cost $3,910,585,552)		3,767,647,878

Short-Term Investments Held As Collateral For Loaned Securities — 3.3%
Institutional Money Market Trust
122,130,200	Institutional Money Market Trust
(Cost $122,130,200)		122,130,200

Total Investments — 105.6% (Cost $4,032,715,752)[3]		3,889,778,078	[4]
Liabilities in Excess of Other Assets — (5.6%)		(205,880,294)

Total Net Assets — 100.0%		$3,683,897,784

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $4,054,269,110. At September 30, 2008, net unrealized depreciation was $164,491,032. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $246,228,463, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $410,719,495.

[4]

At September 30, 2008, the value of securities on loan for the Mid Cap Value Fund was $129,959,798. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Fund has adopted SFAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$3,844,320,059
Level 2 — Other Significant Observable Inputs	45,458,019
Level 3 — Significant Unobservable Inputs	—

Total	$3,889,778,078

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Common Stock — 94.1%
Advertising — 1.7%
18,400	Omnicom Group, Inc.	$709,504

Aerospace & Defense — 3.8%
23,900	Goodrich Corp.	994,240
11,600	Raytheon Co.	620,716

		1,614,956

Computer Services & Software — 9.0%
11,500	Computer Sciences Corp.[1]	462,185
28,900	Electronic Arts, Inc.[1]	1,069,011
47,200	Oracle Corp.[1]	958,632
49,200	Parametric Technology Corp.[1]	905,280
22,300	Teradata Corp.[1]	434,850

		3,829,958

Consumer Products — 2.0%
12,300	Procter & Gamble Co.	857,187

Electric, Gas, Water & Utilities — 4.8%
5,800	Exelon Corp.	363,196
24,600	PPL Corp.	910,692
15,400	Sempra Energy	777,238

		2,051,126

Finance & Insurance — 16.2%
Asset Management — 4.8%
39,300	Bank of New York Mellon Corp. (The)	1,280,394
30,300	Invesco Ltd.	635,694
1,700	Northern Trust Corp.	122,740

		2,038,828

Financial Services — 5.2%
43,700	Citigroup, Inc.	896,287
28,900	JPMorgan Chase & Co.	1,349,630

		2,245,917

Insurance Carriers — 3.7%
14,000	Lincoln National Corp.	599,340
30,400	Marsh & McLennan Cos., Inc.	965,504

		1,564,844

Savings, Credit, & Other Financial Institutions — 2.5%
55,500	People’s United Financial, Inc.	1,068,375

Total Finance & Insurance		6,917,964

Healthcare — 14.5%
Healthcare - Equipment — 8.3%
13,000	C.R. Bard, Inc.	1,233,310
14,800	Edwards Lifesciences Corp.[1]	854,848
14,500	Stryker Corp.	903,350
10,100	Thermo Fisher Scientific, Inc.[1]	555,500

		3,547,008

Pharmaceuticals — 6.2%
19,900	Merck & Co., Inc.	628,044
17,200	Roche Holding AG, ADR[2]	1,329,560
37,600	Schering-Plough Corp.	694,472

		2,652,076

Total Healthcare		6,199,084

Manufacturing — 27.5%
Apparel — 2.1%
35,800	Coach, Inc.[1]	896,432

Auto Parts & Equipment — 1.8%
21,700	WABCO Holdings, Inc.	771,218

Computers & Office Equipment — 2.2%
20,100	Hewlett-Packard Co.	929,424

Diversified Manufacturing Industries — 2.6%
15,200	Ingersoll-Rand Co. Ltd. — Class A	473,784
21,700	Textron, Inc.	635,376

		1,109,160

Electronic Components & Equipment — 2.0%
30,900	Tyco Electronics Ltd.	854,694

Food & Beverage — 10.1%
22,800	Campbell Soup Co.	880,080
16,600	McCormick & Co., Inc.	638,270
31,650	Nestle SA, ADR[2]	1,359,367
12,300	PepsiCo, Inc.	876,621
19,700	Unilever PLC, ADR[2,3]	536,037

		4,290,375

Games & Toys — 2.0%
46,200	Mattel, Inc.	833,448

Misc. Industrial Machinery & Equipment — 2.1%
11,600	Precision Castparts Corp.	913,848

Semiconductors — 2.6%
25,900	Intel Corp.	485,107
119,800	LSI Corp.[1]	642,128

		1,127,235

Total Manufacturing		11,725,834

Media — 0.4%
7,400	Viacom, Inc. — Class B1	183,816

Oil & Gas — 8.2%
5,300	Chevron Corp.	437,144
24,900	Dresser-Rand Group, Inc.[1]	783,603
20,200	Halliburton Co.	654,278
11,900	Questar Corp.	486,948
9,400	Range Resources Corp.	402,978
11,700	Total SA, ADR[2]	709,956

		3,474,907

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Services — 4.7%
Business Services — 3.5%
11,300	Dun & Bradstreet Corp. (The)	$1,066,268
10,000	Manpower, Inc.	431,600

		1,497,868

Telecommunications Services — 1.2%
18,300	AT&T, Inc.	510,936

Total Services		2,008,804

Wholesale & Retail Trade — 1.3%
17,000	J. C. Penney Co., Inc.	566,780

Total Common Stock (Cost $42,436,457)		40,139,920

Short-Term Investments — 4.5%
949,679	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	949,679
949,679	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	949,679

Total Short-Term Investments (Cost $1,899,358)		1,899,358

Par		Value
U.S. Treasury Obligations — 2.0%
$ 200,000	U.S. Treasury Bills, 1.61%, 10/02/08	$199,992
200,000	U.S. Treasury Bills, 1.58%, 10/09/08	199,931
200,000	U.S. Treasury Bills, 0.30%, 10/16/08	199,975
200,000	U.S. Treasury Bills, 0.35%, 10/23/08	199,957
50,000	U.S. Treasury Bills, 2.35%, 12/18/08	49,970

Total U.S. Treasury Obligations (Cost $849,612)		849,825

Total Investments — 100.6% (Cost $45,185,427)[4]		42,889,103
Liabilities in Excess of Other Assets — (0.6%)		(256,006)

Total Net Assets — 100.0%		$42,633,097

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $45,607,641. At September 30, 2008, net unrealized depreciation was $2,718,538. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $2,247,261, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $4,965,799.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Fund has adopted SFAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$42,039,278
Level 2 — Other Significant Observable Inputs	849,825
Level 3 — Significant Unobservable Inputs	—

Total	$42,889,103

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Common Stock — 95.3%
Aerospace & Defense — 2.5%
6,000	Goodrich Corp.	$249,600

Computer Services & Software — 5.8%
6,400	Electronic Arts, Inc.[1]	236,736
12,700	Parametric Technology Corp.[1]	233,680
6,400	Teradata Corp.[1]	124,800

		595,216

Electric, Gas, Water & Utilities — 5.2%
6,000	PPL Corp.	222,120
6,200	Sempra Energy	312,914

		535,034

Finance & Insurance — 18.7%
Asset Management — 5.2%
8,700	Bank of New York Mellon Corp. (The)	283,446
10,400	Boston Private Financial Holdings, Inc.	90,896
6,600	Invesco Ltd.	138,468
300	Northern Trust Corp.	21,660

		534,470

Commercial Banks — 3.3%
35,520	First Horizon National Corp.	337,443

Financial Services — 2.3%
11,300	Citigroup, Inc.	231,763

Insurance Carriers — 1.4%
3,300	Lincoln National Corp.	141,273

Savings, Credit, & Other Financial Institutions — 6.5%
14,500	Astoria Financial Corp.	300,585
19,050	People’s United Financial, Inc.	366,713

		667,298

Total Finance & Insurance		1,912,247

Healthcare — 12.9%
Healthcare - Equipment — 10.0%
3,000	C.R. Bard, Inc.	284,610
7,300	Cooper Cos., Inc. (The)	253,748
4,800	Edwards Lifesciences Corp.[1]	277,248
3,400	Stryker Corp.	211,820

		1,027,426

Pharmaceuticals — 2.9%
3,800	Roche Holding AG, ADR[2]	293,740

Total Healthcare		1,321,166

Manufacturing — 30.1%
Apparel — 2.0%
8,100	Coach, Inc.[1]	202,824

Auto Parts & Equipment — 1.8%
5,100	WABCO Holdings, Inc.	181,254

Chemical & Allied Products — 2.5%
9,800	Rockwood Holdings, Inc.[1]	251,468

Computers & Office Equipment — 2.0%
4,400	Hewlett-Packard Co.	203,456

Diversified Manufacturing Industries — 3.8%
13,600	Barnes Group, Inc.	274,992
3,600	Ingersoll-Rand Co. Ltd. — Class A	112,212

		387,204

Food & Beverage — 10.0%
7,600	Campbell Soup Co.	293,360
4,500	McCormick & Co., Inc.	173,025
5,150	Nestle SA, ADR[2]	221,192
5,000	Ralcorp Holdings, Inc.[1]	337,050

		1,024,627

Misc. Industrial Machinery & Equipment — 3.3%
3,000	Kaydon Corp.	135,180
2,600	Precision Castparts Corp.	204,828

		340,008

Semiconductors — 2.7%
6,200	Intel Corp.	116,126
29,200	LSI Corp.[1]	156,512

		272,638

Telecommunications Equipment — 2.0%
27,200	Arris Group, Inc.[1]	210,256

Total Manufacturing		3,073,735

Media — 0.9%
3,600	Viacom, Inc. — Class B1	89,424

Oil & Gas — 8.1%
5,700	Dresser-Rand Group, Inc.[1]	179,379
4,500	Halliburton Co.	145,755
5,700	ONEOK, Inc.	196,080
3,600	Questar Corp.	147,312
3,800	Range Resources Corp.	162,906

		831,432

Real Estate Investment Trusts — 1.7%
11,500	DuPont Fabros Technology, Inc.	175,375

Services — 2.6%
Business Services — 1.1%
2,500	Manpower, Inc.	107,900

Commercial Services — 1.5%
12,400	TeleTech Holdings, Inc.[1]	154,256

Total Services		262,156

Wholesale & Retail Trade — 6.8%
Retail Apparel & Accessory Stores — 2.3%
15,300	Dress Barn, Inc.[1]	233,937

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Wholesale & Retail Trade — (continued)
Specialty Retail Stores — 1.9%
5,300	Dollar Tree, Inc.[1]	$192,708

Wholesale Miscellaneous — 2.6%
37,400	Brightpoint, Inc.[1]	269,280

Total Wholesale & Retail Trade		695,925

Total Common Stock (Cost $10,673,017)		9,741,310

Short-Term Investments — 8.3%
424,593	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	424,593
424,592	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	424,592

Total Short-Term Investments (Cost $849,185)		849,185

Total Investments — 103.6% (Cost $11,522,202)[3]		$10,590,495
Liabilities in Excess of Other Assets — (3.6%)		(368,526)

Total Net Assets — 100.0%		$10,221,969

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]

The cost for Federal income tax purposes was $11,605,925. At September 30, 2008, net unrealized depreciation was $1,015,430. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $235,060, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $1,250,490.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Fund has adopted SFAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$10,590,495
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$10,590,495

CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Long Positions — 124.3%
Common Stock — 118.5%
Advertising — 1.8%
4,400	Omnicom Group, Inc.[2]	$169,664

Aerospace & Defense — 4.4%
6,150	Goodrich Corp.[2]	255,840
3,150	Raytheon Co.	168,556

		424,396

Computer Services & Software — 12.3%
6,450	BMC Software, Inc.1.2	184,664
3,750	Computer Sciences Corp.1.2	150,712
7,350	Electronic Arts, Inc.1.2	271,876
12,500	Oracle Corp.1.2	253,875
11,650	Parametric Technology Corp.[1]	214,360
5,950	Teradata Corp.1.2	116,025

		1,191,512

Consumer Products — 2.4%
3,400	Procter & Gamble Co.[2]	236,946

Electric, Gas, Water & Utilities — 7.7%
17,850	CMS Energy Corp.[2]	222,590
1,300	Exelon Corp.[2]	81,406
6,400	PPL Corp.	236,928
4,000	Sempra Energy	201,880

		742,804

Finance & Insurance — 17.6%
Asset Management — 4.9%
9,000	Bank of New York Mellon Corp. (The)	293,220
7,950	Invesco Ltd.[2]	166,791
250	Northern Trust Corp.	18,050

		478,061

Financial Services — 6.0%
11,200	Citigroup, Inc.[2]	229,712
7,550	JPMorgan Chase & Co.[2]	352,585

		582,297

Insurance Carriers — 3.7%
3,200	Lincoln National Corp.	136,992
7,000	Marsh & McLennan Cos., Inc.[2]	222,320

		359,312

Savings, Credit, & Other Financial Institutions — 3.0%
15,250	People’s United Financial, Inc.	293,563

Total Finance & Insurance		1,713,233

Healthcare — 18.6%
Healthcare - Equipment — 11.8%
3,250	C.R. Bard, Inc.	308,327
6,800	Cooper Cos., Inc. (The)[2]	236,368
3,600	Edwards Lifesciences Corp.[1]	207,936
3,850	Stryker Corp.[2]	239,855
2,850	Thermo Fisher Scientific, Inc.1.2	156,750

		1,149,236

Pharmaceuticals — 6.8%
5,050	Merck & Co., Inc.[2]	159,378
4,400	Roche Holding AG, ADR[3]	340,120
8,750	Schering-Plough Corp.[2]	161,613

		661,111

Total Healthcare		1,810,347

Manufacturing — 32.7%
Apparel — 2.6%
10,200	Coach, Inc.1.2	255,408

Auto Parts & Equipment — 2.2%
6,100	WABCO Holdings, Inc.[2]	216,794

Computers & Office Equipment — 2.7%
5,600	Hewlett-Packard Co.[2]	258,944

Diversified Manufacturing Industries — 3.4%
4,500	Ingersoll-Rand Co. Ltd. — Class A2	140,265
6,650	Textron, Inc.[2]	194,712

		334,977

Electronic Components & Equipment — 2.4%
8,350	Tyco Electronics Ltd.[2]	230,961

Food & Beverage — 11.5%
5,700	Campbell Soup Co.[2]	220,020
3,950	McCormick & Co., Inc.[2]	151,878
7,375	Nestle SA, ADR2.3	316,756
3,850	PepsiCo, Inc.[2]	274,389
5,800	Unilever PLC, ADR2.3.4	157,818

		1,120,861

Games & Toys — 2.7%
14,500	Mattel, Inc.[2]	261,580

Misc. Industrial Machinery & Equipment — 2.5%
3,050	Precision Castparts Corp.[2]	240,279

Semiconductors — 2.7%
6,050	Intel Corp.[2]	113,317
27,300	LSI Corp.[1]	146,328

		259,645

Total Manufacturing		3,179,449

Media — 0.3%
1,100	Viacom, Inc. — Class B1	27,324

Oil & Gas — 12.2%
1,200	Chevron Corp.	98,976

CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Oil & Gas — (continued)
6,450	Dresser-Rand Group, Inc.1.2	$202,982
5,900	Halliburton Co.[2]	191,101
2,400	Marathon Oil Corp.[2]	95,688
4,150	ONEOK, Inc.[2]	142,760
3,400	Questar Corp.	139,128
2,500	Range Resources Corp.[2]	107,175
3,450	Total SA, ADR2.3	209,346

		1,187,156

Real Estate Investment Trusts — 0.5%
450	Public Storage	44,554

Services — 5.1%
Business Services — 3.8%
2,900	Dun & Bradstreet Corp. (The)[2]	273,644
2,300	Manpower, Inc	99,268

		372,912

Telecommunications Services — 1.3%
4,400	AT&T, Inc.[2]	122,848

Total Services		495,760

Wholesale & Retail Trade — 2.9%
Retail Department Stores — 1.3%
3,850	J. C. Penney Co., Inc.[2]	128,359

Specialty Retail Stores — 1.6%
4,250	Dollar Tree, Inc.1.2	154,530

Total Wholesale & Retail Trade		282,889

Total Common Stock (Cost $12,635,466)		11,506,034

Short-Term Investments — 5.8%
281,756	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	281,756
281,755	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	281,755

Total Short-Term Investments (Cost $563,511)		563,511

Total Long Positions (Cost $13,198,977)[5]		12,069,545

Securities Sold Short — (26.2%)
Common Stock Sold Short — (22.6%)
Computer Services & Software — (0.9%)
(1,500)	Dassault Systemes SA, ADR[3]	(83,576)

Consumer Discretionary — (0.5%)
(1,600)	DreamWorks Animation SKG, Inc. — Class A1	(50,320)

Consumer Products — (0.5%)
(650)	Whirlpool Corp.	(51,539)

Electric, Gas, Water & Utilities — (1.6%)
(2,200)	Hawaiian Electric Industries, Inc.	(63,822)
(2,400)	Southern Co.	(90,456)

		(154,278)

Finance & Insurance — (3.7%)
Asset Management — (0.5%)
(1,750)	Cohen & Steers, Inc.	(49,578)

Commercial Banks — (1.6%)
(1,800)	BB&T Corp.	(68,040)
(350)	M&T Bank Corp.	(31,237)
(2,800)	Marshall & Ilsley Corp.	(56,420)

		(155,697)

Financial Services — (0.7%)
(3,150)	Jefferies Group, Inc.	(68,922)

State & National Banks — (0.9%)
(1,500)	Bank of America Corp.	(52,500)
(900)	Wells Fargo & Co.	(33,777)

		(86,277)

Total Finance & Insurance		(360,474)

Healthcare — (2.8%)
Healthcare - Equipment — (1.0%)
(5,600)	Advanced Medical Optics, Inc.[1]	(99,568)

Healthcare - Services — (0.5%)
(1,600)	LifePoint Hospitals, Inc.[1]	(51,424)

Pharmaceuticals — (1.3%)
(1,950)	Eli Lilly & Co.	(85,858)
(750)	Shire PLC, ADR3.4	(35,813)

		(121,671)

Total Healthcare		(272,663)

Manufacturing — (8.2%)
Auto Parts & Equipment — (0.4%)
(1,300)	Johnson Controls, Inc.	(39,429)

Building Materials & Components — (0.2%)
(650)	Lennox International, Inc.	(21,626)

Computers & Office Equipment — (0.9%)
(1,550)	Logitech International SA1	(36,146)
(2,100)	NCR Corp.[1]	(46,305)

		(82,451)

Containers & Packaging — (0.4%)
(1,000)	Ball Corp.	(39,490)

Diversified Manufacturing Industries — (1.0%)
(1,150)	Cooper Industries Ltd. — Class A	(45,942)
(1,550)	Pentair, Inc.	(53,584)

		(99,526)

Food & Beverage — (1.5%)
(6,050)	Del Monte Foods Co.	(47,190)

CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

Shares		Value
Manufacturing — (continued)
Food & Beverage — (continued)
(2,500)	Hershey Co. (The)	$(98,850)

		(146,040)

Machinery — (1.4%)
(800)	Caterpillar, Inc.	(47,680)
(2,300)	Graco, Inc.	(81,903)

		(129,583)

Metal Fabrication — (1.0%)
(6,650)	Worthington Industries, Inc.	(99,351)

Semiconductors — (1.4%)
(2,100)	Intersil Corp. — Class A	(34,818)
(1,500)	Lam Research Corp.[1]	(47,235)
(2,300)	Xilinx, Inc.	(53,935)

		(135,988)

Total Manufacturing		(793,484)

Real Estate Investment Trusts — (1.7%)
(1,650)	Kimco Realty Corp.	(60,951)
(450)	Public Storage	(44,554)
(900)	Regency Centers Corp.	(60,021)

		(165,526)

Services — (1.1%)
Business Services — (0.4%)
(1,750)	Kelly Services, Inc. — Class A	(33,337)

Telecommunications Services — (0.7%)
(25,850)	Level 3 Communications, Inc.[1]	(69,795)

Total Services		(103,132)

Wholesale & Retail Trade — (1.6%)
Specialty Retail Stores — (1.1%)
(1,850)	RadioShack Corp.	(31,968)
(2,100)	Tiffany & Co.	(74,592)

		(106,560)

Wholesale Miscellaneous — (0.5%)
(1,100)	Owens & Minor, Inc.	(53,350)

Total Wholesale & Retail Trade		(159,910)

Total Common Stock Sold Short (Proceeds $2,182,854)		(2,194,902)

Exchange Traded Funds Sold Short — (3.6%)
(1,400)	Energy Select Sector SPDR Fund	(88,914)
(650)	iShares Cohen & Steers Realty Majors Index Fund	(49,842)
(550)	Oil Service HOLDRs Trust	(80,685)
(850)	SPDR S&P Metals & Mining ETF	(39,797)
(1,100)	United States Oil Fund LP1	(90,200)

Total Exchange Traded Funds Sold Short (Proceeds $383,466)		(349,438)

Total Securities Sold Short (Proceeds $2,566,320)		(2,544,340)

Other Assets in Excess of Liabilities — 1.9%		188,264

Total Net Assets — 100.0%		$9,713,469

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]

The cost for Federal income tax purposes was $13,462,118. At September 30, 2008, net unrealized depreciation was $1,392,573. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $365,890, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $1,758,463.

CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Fund has adopted SFAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Value)
Assets:
Level 1 — Quoted Prices	$12,069,545
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Assets	$12,069,545

Valuation Inputs	Investments in Securities (Value)
Liabilities:
Level 1 — Quoted Prices	$(2,544,340)
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Liabilities	$(2,544,340)

CRM Funds

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	November 6, 2008

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	November 6, 2008

*	Print the name and title of each signing officer under his or her signature.